Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 6 – Stockholders’ Equity

Shares Authorized

Upon formation the total number of shares of common stock which the Company is authorized to issue is Fifty Million (50,000,000) shares, par value $0.001 per share.

Common Stock

The Company was incorporated on September 19, 2003 at which time 100,000 shares of common stock were issued to the Company’s Chief Executive Officer valued at par, or $100 in aggregate for compensation.

On January 5, 2010, the Company authorized the issuance of 200,000 shares to the director and 3,110,000 shares to consultants, or in aggregate 3,310,000 shares of its common stock for director compensation and consulting services valued at $0.05 per share, or $10,000 and $155,500, respectively.

On February 16, 2010, the Company sold 1,230,000 shares of its common stock at $0.05 per share to 69 individuals for a total of $61,500.

On June 14, 2010, the Company authorized the issuance of 5,000,000 shares to the officer and 20,000,000 shares to the consultants, or in aggregate 25,000,000 shares of its common stock for officer compensation and consulting services valued at $0.05 per share, or $250,000 and $1,000,000, respectively.

On October 21, 2011, the Company authorized the issuance of 2,934,360 shares of its common stock for consulting services valued at $0.05 per share for a total of $146,718.

Capital Contribution

During the year ended December 31, 2010, a stockholder of the Company paid professional fees on behalf of the Company aggregating $12,650. Such payment has been shown as a contribution to capital and included in additional paid-in capital.

Note 5 – Stockholders’ Equity

Shares Authorized

Upon formation the total number of shares of common stock which the Company is authorized to issue is Fifty Million (50,000,000) shares, par value $0.001 per share.

Common Stock

The Company was incorporated on September 19, 2003 at which time 100,000 shares of common stock were issued to the Company’s Chief Executive Officer valued at par, or $100 in aggregate for compensation.

On January 5, 2010, the Company authorized the issuance of 200,000 shares to the director and 3,110,000 shares to consultants, or in aggregate 3,310,000 shares of its common stock for director compensation and consulting services valued at $0.05 per share, or $10,000 and $155,500, respectively.

On February 16, 2010, the Company sold 1,230,000 shares of its common stock at $0.05 per share to 69 individuals for a total of $61,500.

On June 14, 2010, the Company authorized the issuance of 5,000,000 shares to the officer and 20,000,000 shares to the consultants, or in aggregate 25,000,000 shares of its common stock for officer compensation and consulting services valued at $0.05 per share, or $250,000 and $1,000,000, respectively.

On October 21, 2011, the Company authorized the issuance of 2,934,360 shares of its common stock for consulting services valued at $0.05 per share for a total of $146,718.

Capital Contribution

During the year ended December 31, 2010, a stockholder of the Company paid professional fees on behalf of the Company aggregating $12,650. Such payment has been shown as a contribution to capital and included in additional paid-in capital.